DEBT SECURITIES IN ISSUE (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 20,287,233	$ 19,648,714
Subordinated bonds [member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	1,425,034	2,573,987
Subordinated bonds [member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	6,790,506	6,156,094
Ordinary bonds [member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	3,182,119	2,673,514
Ordinary bonds [member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	8,889,574	8,245,119
Less than a year [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	652,579	535,020
Less than a year [member] | Subordinated bonds [member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Less than a year [member] | Subordinated bonds [member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Less than a year [member] | Ordinary bonds [member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Less than a year [member] | Ordinary bonds [member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	652,579	535,020
1 to 3 years [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	339,419	758,879
1 to 3 years [member] | Subordinated bonds [member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
1 to 3 years [member] | Subordinated bonds [member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
1 to 3 years [member] | Ordinary bonds [member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
1 to 3 years [member] | Ordinary bonds [member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	339,419	758,879
3 to 5 years [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	314,534	209,320
3 to 5 years [member] | Subordinated bonds [member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	163,778
3 to 5 years [member] | Subordinated bonds [member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
3 to 5 years [member] | Ordinary bonds [member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	154,813	802
3 to 5 years [member] | Ordinary bonds [member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	159,721	44,740
more than 5 years [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	18,980,701	18,145,495
more than 5 years [member] | Subordinated bonds [member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	1,425,034	2,410,209
more than 5 years [member] | Subordinated bonds [member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	6,790,506	6,156,094
more than 5 years [member] | Ordinary bonds [member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	3,027,306	2,672,712
more than 5 years [member] | Ordinary bonds [member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 7,737,855	$ 6,906,480